Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Employee benefits expense incurred	¥ 184,525	¥ 104,635	¥ 33,454